FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Nonrecurring Fair Value Measurements

	Year ended December 31, 2015
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – identified untransferrable relocation assets	$1,622,588	$	$-	$	$1,622,588